Revenue	12 Months Ended
Mar. 31, 2020
Revenue [Abstract]
Revenue
11)	REVENUE

The Group’s operations and main revenue streams are described in the last and these annual financial statements.

A. Disaggregation of revenue

The Group has three reportable segments, air ticketing, hotels and packages, and bus ticketing. The Group believes that the disaggregation based on the reportable segments best depicts how the nature, amount, timing and uncertainty of our revenues and cash flows are affected by industry, market and other factors. (refer note 7)

B. Contract balances

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.

	As at March 31
	2019	2020
Receivables, which are included in ‘Trade and other receivables’	46,818	46,814
Contract assets	313	—
Contract liabilities	70,335	34,912

Non-current	84	1,548
Current	70,251	33,364
Total contract liabilities	70,335	34,912

Contract assets primarily relate to the Group’s rights to consideration from travel suppliers in exchange for services that the Company has transferred to the traveler when that right is conditional on the Company’s future performance. The contract assets are transferred to receivables when the rights to consideration become unconditional. This usually occurs when the Group issues an invoice to the travel suppliers.

Changes in contract assets are as follows:

	As at March 31
	2019	2020
Balance at the beginning of the year	221	313
Revenue recognised during the year	313	—
Invoices raised during the year	(206)	(307)
Translation exchange difference	(15)	(6)
Balance at the end of the year	313	—

Contract liabilities primarily relate to the consideration received from customers for travel bookings in advance of the Group's performance obligations which was earlier classified as "advance from customers", and consideration allocated to customer loyalty programs and advance received from Global Distribution System ("GDS") provider for bookings of airline tickets in future which is deferred, and which was earlier classified as deferred revenue.

As at March 31, 2019, USD 63,531 of advance consideration received from customers for travel bookings was reported within contract liabilities, USD 57,612 (March 31, 2019: USD 53,972) of which was applied to revenue and USD 4,283 (March 31, 2019: USD 3,844) was refunded to customers during the year ended March 31, 2020. As at March 31, 2020, the related balance was USD 30,408.

As at March 31, 2019, USD 6,804 of consideration allocated to customer loyalty programs and advance received from GDS provider for booking of airline tickets in future which is deferred was reported within contract liabilities, USD 5,923 (March 31, 2019: USD 1,226) of which was applied to revenue during the year ended March 31, 2020. As at March 31, 2020, the related balance was USD 4,504.

No information is provided about remaining performance obligations at March 31, 2020 and March 31, 2019 that have an original expected duration of one year or less, as allowed by IFRS 15.